Deferred Tax - Summary of Trading Losses (Details) ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 HKD ($)	Jan. 02, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 HKD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	$ 382					$ 5	$ 232
United Kingdom
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	331	£ 259					184	£ 136
Americas
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	34						29
Brazil
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	13		R$ 49				13		R$ 42
Japan
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	2			¥ 274			4			¥ 463
Hong Kong
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	2				$ 14		2				$ 16
Local
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	$ 630						$ 686